SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023
Rou Asset And Leases
2025	$ 94,376	$ 84,880
2026	66,212	95,314
2027	16,024	75,035
2027		27,813
2028 and thereafter
Total	264,524	$ 283,042
2024	87,912
2028 and thereafter